Organization and Significant Accounting Policies - Property, Plant and Equipment Estimated Useful Lives (Details)	12 Months Ended
Mar. 31, 2022
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Minimum | Buildings Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year
Minimum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year
Minimum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years
Maximum | Buildings Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Maximum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Maximum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	30 years